Fair Value Measurements (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Sep. 13, 2024
Private Veea [Member]
Fair Value Measurements [Line Items]
Additional shares of common stock	4.5
Transaction cost	$ 53.6	$ 53.6
Closing stock price per share			$ 12
Business Combination [Member]
Fair Value Measurements [Line Items]
Additional shares of common stock		4.5